Revision to Prior Period Financial Statements - Summary of Revision to Prior Period Financial Statements (Detail) - USD ($)	Mar. 31, 2021		Mar. 02, 2021	Jan. 18, 2021		Jan. 07, 2021
Balance Sheet
Total Assets	$ 276,867,209		$ 277,526,800	$ 49,516
Liabilities and shareholders' equity
Total current liabilities	132,404		710,251	35,000
Deferred underwriting commissions	9,625,000		9,600,000
Warrant liabilities			9,153,333
Total liabilities	17,502,404		19,488,584
Shareholders' equity
Preference shares - $0.0001 par value
Additional paid-in-capital			5,327,593
Accumulated deficit	998,092		(328,497)	(10,484)
Total shareholders' equity	5,000,005		5,000,006	14,516		$ 0
Total Liabilities and Shareholders' Equity	276,867,209		277,526,800	49,516
Class A Ordinary Shares [Member]
Liabilities and shareholders' equity
Class A ordinary shares, $0.001 par value; shares subject to possible redemption	254,364,800		253,038,210
Shareholders' equity
Ordinary Shares	206		220
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary Shares	$ 690	[1]	690	$ 690	[2],[3]
As Previously Reported [Member]
Balance Sheet
Total Assets			277,526,800
Liabilities and shareholders' equity
Total current liabilities			710,251
Deferred underwriting commissions			9,625,000
Total liabilities			10,335,251
Shareholders' equity
Preference shares - $0.0001 par value
Additional paid-in-capital			5,052,066
Accumulated deficit			(52,875)
Total shareholders' equity			5,000,009
Total Liabilities and Shareholders' Equity			277,526,800
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Liabilities and shareholders' equity
Class A ordinary shares, $0.001 par value; shares subject to possible redemption			262,191,540
Shareholders' equity
Ordinary Shares			128
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary Shares			690
Restatement Adjustment [Member]
Liabilities and shareholders' equity
Warrant liabilities			9,153,333
Total liabilities			9,153,333
Shareholders' equity
Preference shares - $0.0001 par value
Additional paid-in-capital			275,527
Accumulated deficit			(275,622)
Total shareholders' equity			(3)
Restatement Adjustment [Member] | Class A Ordinary Shares [Member]
Liabilities and shareholders' equity
Class A ordinary shares, $0.001 par value; shares subject to possible redemption			(9,153,330)
Shareholders' equity
Ordinary Shares			$ 92

[1]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 2, 2021, the underwriters partially exercised the over-allotment option to purchase as additional 3,500,000 Units; thus, 25,000 Class B ordinary shares were forfeited.
[2]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[3]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.